Note 10 - Investments (Details Textual) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Proportion of ownership interest in associate	8.00%
Ecobee [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	8.00%
Gains (losses) on available-for-sale financial assets	$ 32.9	$ 32.9